Consolidated Statements of Profit or Loss and Other Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Revenue	$ 64,391	$ 55,964	$ 52,927
Cost of materials	(35,527)	(30,728)	(28,505)
Contract manufacturers charges	(18,433)	(16,596)	(15,288)
Gross profit	10,431	8,640	9,134
Other income	180	120	10
Depreciation of property, plant and equipment	(47)	(36)	(31)
Depreciation of right-of-use assets	(412)	(163)	(184)
Employee benefit expense	(3,373)	(2,295)	(2,247)
Other expenses	(3,040)	(2,032)	(1,389)
Finance costs	(116)	(9)	(31)
Net loss on impairment of financial assets	(4)	(236)	(18)
Profit before income taxes	3,619	3,989	5,244
Income tax expenses	(800)	(705)	(885)
Profit for the financial period	2,819	3,284	4,359
Other comprehensive income
Loss on foreign currency translation	(36)	(97)	(49)
Other comprehensive income, net of tax	(36)	(97)	(49)
Total comprehensive income for the period	2,783	3,187	4,310
Profit attributable to:
Owners of the parent	2,815	3,281	4,354
Non-controlling interest	4	3	5
Profit attributable to owners of the parent and non-controlling interest	2,819	3,284	4,359
Total comprehensive income attributable to:
Owners of the parent	2,779	3,184	4,305
Non-controlling interest	4	3	5
Total comprehensive income attributable to owners of the parent and non-controlling interest	$ 2,783	$ 3,187	$ 4,310
Weighted average number of ordinary shares
Basic (in Shares)	23,342,466	22,500,000	22,500,000
Diluted (in Shares)	23,342,466	22,500,000	22,500,000
Earnings per share attributable to ordinary shareholders
Basic (in Dollars per share)	$ 0.12	$ 0.15	$ 0.19
Diluted (in Dollars per share)	$ 0.12	$ 0.15	$ 0.19
Third Parties
Revenue	$ 63,733	$ 55,964	$ 52,927
Related Parties
Revenue	$ 658